INVESTMENT IN ASSOCIATES AND JOINT VENTURES	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
INVESTMENT IN ASSOCIATES AND JOINT VENTURES	INVESTMENT IN ASSOCIATES AND JOINT VENTURES
Acquisition of Mantra By Selina Ltd.

On September 22, 2022, the Group signed a joint venture agreement to effectively purchase 50.01% of the issued and paid-up shares of Mantra by Selina, Ltd (“Mantra”), a wellness retreat business.

The total consideration of this transaction consists of a mix of cash and equity-settled payment totaling $0.5 million, and consideration in kind of $1.5 million through services to be provided to Mantra by Selina. The agreement also contains certain other clauses whereby, subject to certain revenue performance metrics, Selina shall be entitled to receive additional shares of Mantra, or Mantra will have the right to repurchase additional shares from Selina (not to go below 50.01%), as well as put and call options on the remaining stake up to 100%, at a price to be determined based on Mantra’s net profit over a certain period.

The Group accounted for this transaction as a joint arrangement under IFRS 11 (Joint Arrangements), and the investment is presented as "Investments in associates and joint arrangements" within the Consolidated Statement of Financial Position for the year ended December 31, 2022.

As of December 31, 2022, the following were associate undertakings of the Group:

Name	Country of registration or incorporation	Effective interest percentage	Registered Office Address
Selina Real Estate 1, S.A.[1]	Panama	30.00%	Calle 12 y Avenida B, Edificio Bola de Oro, Casco Antiguo, Ciudad de Panama, República de Panama
Leo Riders Limited	Gibraltar	40.00%	57/63 Line Wall Road, Gibraltar GX11 1AA
Tze'elim Tourism Guest Rooms - Agricultural Cooperative Society Ltd.	Israel	35.00%	Kibbutz Tze'elim, Be'er Sheva 85520, Israel
Mantra by Selina Ltd.	Israel	50.01%	Of 12 Masalawati Brothers St., Tel Aviv, Israel
[1] This entity no longer owns the assets it was incorporated to hold. Therefore, it is currently in the process of liquidation.

	2022	2021
	(In thousands of US$)
Cost
Value as at January 1	887	718
Additions	3,102	161
Decreases	—	(54)
Write-offs	(737)	—
Share of gain / (loss) in associate	84	62
As at December 31	3,336	887
The associates recognized no profits or losses from any discontinued operations, or other comprehensive income.
There were no guarantees or implications on wind up of the associates that would be considered a significant risk to the Group, or other significant risks associated with the Group’s interests in associates.